As filed with the Securities and Exchange Commission on November 18, 2019 Securities Act Registration No. 033-85242 Investment Company Act Reg. No. 811-08822

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D C 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 46	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 47	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

With copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b);
[X] on November 26, 2019 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (“PEA No. 46”) for Capital Management Investment Trust (the “Trust”) applies only to the Wellington Shields All-Cap Fund a series of the Trust. PEA No. 46 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A (“PEA No. 45”). PEA No. 45 (accession number 0001413042-19-000266) was filed with the Commission on September 18, 2019 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective 60 days after filing pursuant to paragraph (a)(1). PEA No. 45 also applied only to the Wellington Shields All-Cap Fund. Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 45 are incorporated herein by reference.

PART C FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits

(a)		Declaration of Trust (“Trust Instrument”).[1]

(b)		By-Laws.[1]

(c)		Certificates for Shares are not issued. Articles V, VI, VII and X of the Trust Instrument, previously filed as
		Exhibit 28(a) hereto, define the rights of holders of the securities registered.[1]

(d)	(1)	Second Amended and Restated Investment Advisory Agreement between the Registrant and Capital
		Management Associates, Inc., as Adviser, with respect to the Wellington Shields All-Cap Fund (formerly
		the Capital Management Mid-Cap Fund).[13]

(d)	(2)	Amended and Restated Investment Advisory Agreement between the Registrant and Capital
		Management Associates, Inc., as Adviser, with respect to the Capital Management Small-Cap Fund.[4]

(d)	(3)	Schedule A to the Investment Advisory Agreement between the Registrant and Capital Management
		Associates, Inc., as Adviser, with respect to the Wellington Shields Small-Cap Fund.[13]

(e)	(1)	Distribution Agreement between the Registrant and Wellington Shields & Co. LLC, as Distributor, with
		respect to the Wellington Shields All-Cap Fund.[13]

(e)	(2)	Distribution Agreement between the Registrant and Wellington Shields & Co. LLC, as Distributor, with
		respect to the Wellington Shields Small-Cap Fund.[13]

(e)	(3)	Sub-Distribution Agreement between Registrant, Wellington Shields & Co., LLC and Arbor Court Capital,
		LLC, as Sub-Distributor, with respect to the Wellington Shields All-Cap Fund and Wellington Shields
		Small-Cap Fund. [14]

	(f)	Not Applicable.

(g)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association, as Custodian, with
		respect to the Capital Management Mid-Cap Fund.[5]

(g)	(2)	Custody Agreement between the Registrant and U.S. Bank National Association, as Custodian, with
		respect to the Capital Management Small-Cap Fund.[7]

(g)	(3)	Third Amendment to the Custody Agreement between the Registrant and U.S. Bank National
		Association, as Custodian, with respect to the Capital Management Mid-Cap Fund, Capital Management
		Small-Cap Fund and Wellington Shields All-Cap Fund.[10]

(h)	(1)	Fund Administration Servicing Agreement between the Registrant and Premier Fund Solutions, Inc., as
		Administrator, with respect to the Wellington Shields All-Cap Fund and Wellington Shields Small-Cap
		Fund. [14]

(h)	(2)	Transfer Agent Agreement between the Registrant and Mutual Shareholder Services, LLC, as Transfer
		Agent, with respect to the Wellington Shields All-Cap Fund and Wellington Shields Small-Cap Fund. [14]

(h)	(3)	Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC, as Fund
		Accountant, with respect to the Wellington Shields All-Cap Fund and Wellington Shields Small-Cap Fund.
		14

(h)	(4)	Amended and Restated Expense Limitation Agreement between the Capital Management Investment
		Trust and Capital Management Associates, Inc. with respect to the Capital Management Mid-Cap Fund.[5]

(h)	(5)	First Amendment to the Amended and Restated Expense Limitation Agreement between the Capital
		Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital
		Management Mid-Cap Fund.[9]

(h)	(6)	Second Amendment to the Amended and Restated Expense Limitation Agreement between the Capital
		Management Investment Trust and Capital Management Associates, Inc. with respect to the Wellington
		Shields All-Cap Fund (formerly the Capital Management Mid-Cap Fund).[13]

(h)	(7)	Amended and Restated Expense Limitation Agreement between the Capital Management Investment
		Trust and Capital Management Associates, Inc. with respect to the Capital Management Small-Cap
		Fund.[5]

(h)	(8)	First Amendment to the Amended and Restated Expense Limitation Agreement between the Capital
		Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital
		Management Small-Cap Fund.[9]

(h)	(9)	Second Amendment to the Amended and Restated Expense Limitation Agreement between the Capital
		Management Investment Trust and Capital Management Associates, Inc. with respect to the Wellington
		Shields Small-Cap Fund.[13]

(i)	(1)	Opinion and Consent of Poyner & Spruill, L.L.P. regarding the legality of the securities registered with
		respect to the Capital Management Mid-Cap Fund.[2]

(i)	(2)	Opinion and Consent of Dechert regarding the legality of the securities registered with respect to the
		Capital Management Small-Cap Fund.[3]

(i)	(3)	Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to
		the Reorganization of the Capital Management Mid-Cap Fund of the Trust.[12]

(i)	(4)	Consent of Practus, LLP (To be filed by amendment)

	(j)	Consent of Independent Registered Public Accountants (To be filed by amendment)

	(k)	Not applicable.

(l)		Initial Capital Agreement.[1]

(m)	(1)	Not applicable

(n)		Amended and Restated Rule 18f-3 Multi-Class Plan.[10]

(p)	(1)	Amended and Restated Code of Ethics for the Capital Management Investment Trust.[6]

(p)	(2)	Amended and Restated Code of Ethics for Capital Management Associates, Inc.[11]

(p)	(3)	Code of Ethics for Wellington Shields & Co. LLC, as distributor.[8]

(p)	(4)	Code of Ethics for Arbor Court Capital, LLC, as sub-distributor. [14]

(q)		Powers of Attorney. 14

1.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 3 to Registration Statement on Form N-1A filed on March 26, 1996 (File No. 33-85242).

2.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 5 to Registration Statement on Form N-1A filed on March 31, 1998 (File No. 33-85242).

3.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 6 to Registration Statement on Form N-1A filed on October 29, 1998 (File No. 33-85242).

4.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 9 to Registration Statement on Form N-1A filed on April 2, 2001 (File No. 33-85242).

5.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 14 to Registration Statement on Form N-1A filed on March 30, 2006 (File No. 33-85242).

6.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 16 to Registration Statement on Form N-1A filed on March 31, 2008 (File No. 33-85242)

7.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 17 to Registration Statement on Form N-1A filed on March 31, 2009 (File No. 33-85242)

8.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 18 to Registration Statement on Form N-1A filed on January 28, 2010 (File No. 33-85242)

9.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 19 to Registration Statement on Form N-1A filed on March 30, 2010 (File No. 33-85242)

10.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 31 to Registration Statement on Form N-1A filed on December 2, 2014 (File No. 33-85242)

11.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 33 to Registration Statement on Form N-1A filed on March 26, 2015 (File No. 33-85242)

12.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 41 to Registration Statement on Form N-1A filed on March 30, 2018 (File No. 33-85242).

13.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 43 to Registration Statement on Form N-1A filed on March 29, 2019 (File No. 33-85242).

14.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 45 to Registration Statement on Form N-1A filed on September 18, 2019 (File No. 33-85242).

ITEM 29. Persons Controlled by or Under Common Control with the Registrant No person is controlled by or under common control with the Trust.

ITEM 30. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Declaration of Trust (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibits 28(d)(1) to the Registration Statement), distribution agreements (Exhibits 28(e)(1), (e)(2) and (e)(3), sub-distribution agreement (Exhibit 28(e)(4)) and administration agreements (Exhibits 28(h)(1) and (h)(2) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Trust. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Advisors

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Capital Management Associates, Inc.	801-17691

ITEM 32. Principal Underwriters

(a)	Wellington Shields & Co, LLC (underwriter and distributor), 140 Broadway, New York, New York 10005

(b)	Wellington Shields & Co, LLC. The information required by this Item 32(b) with respect to each director, officer or partner of Wellington Shield & Co, LLC is incorporated herein by reference to Schedule A of Form BD, filed by

Wellington Shields & Co, LLC with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Arbor Court Capital, LLC. (sub-distributor) The information required by this Item 32(b) with respect to each director, officer or partner of Arbor Court Capital, LLC is incorporated herein by reference to Schedule A of Form BD, filed by Arbor Court Capital, LLC with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

(c) Not applicable.

ITEM 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Premier Funds Solutions, Inc., 1939 Friendship Drive, Suite C, El Cajon, California 92020 (records relating to its function as Administrator).

b)	Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as Fund Accounting Services and Transfer Agent).

c)	Wellington Shields & Co., LLC, 140 Broadway, New York, New York 10005 (records relating to its function as Distributor).

d)	Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as Sub-Distributor).

e)	U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (records relating to its function as Custodian for the Funds).

f)	Capital Management Associates, Inc., 140 Broadway, New York, New York 10005 (records relating to its function as investment advisor to the Wellington Shields All-Cap Fund).

ITEM 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on this 18th day of November, 2019.

CAPITAL MANAGEMENT INVESTMENT TRUST By: * W. Jameson McFadden, President, Principal Executive Officer, Principal Financial Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	November 18, 2019
Paul J. Camilleri, Trustee	Date

*	November 18, 2019
W. Jameson McFadden, President, Principal Executive	Date
Officer, Principal Financial Officer and Secretary

* By: /s/ Stephen J. Portas
Stephen J. Portas, Chief Compliance Officer

* Pursuant to Power of Attorney